11. SEGMENT INFORMATION (Tables)	9 Months Ended
Sep. 30, 2013
Segment Information Tables
SEGMENT INFORMATION
	September 30,	December 31,
	2013	2012
Identifiable assets
USA	$51,336,689	$58,094,222
Canada	47,992,436	3,953,053
Australia	1,329,437	1,487,117
Mongolia	760,219	613,723
Other	14,006	25,415
	$101,432,787	$64,173,530